Prepayments, Deposits and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments, Deposits and Other Receivables [Abstract]
Schedule of Prepayments, Deposits and Other Receivables
	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
Non–current:
Prepayments for intangible assets
– to a related party (note (a))	5,517,306	9,566,537	2,358,614
– to a third party (note (b))	1,406,508	1,891,990	466,467
	6,923,814	11,458,527	2,825,081
Deposits	277,843	277,843	68,501
Subtotal	7,201,657	11,736,370	2,893,582

Current:
Other receivables	30,915	51,415	12,676
Subtotal	30,915	51,415	12,676

Total prepayments, deposits and other receivables	7,232,572	11,787,785	2,906,258
(a)	As of December 31, 2025, the Group has prepaid MYR 9,566,537 (USD 2,358,614) (2024: MYR 5,517,306) for the development of comprehensive Robotics AI Platform designed to facilitate the creation, deployment, and management of intelligent robotic systems to Braiven Co., Ltd., who is a related party (note 21).

(b)	As of December 31, 2025, the Group has prepaid MYR 1,891,990 (USD 466,467) (2024: MYR 1,406,508) for certain purchase contracts of IT software such as E-commerce website design, system integration platform and Enterprise Resource Planning (ERP) system to third parties.